2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Income (loss) from continuing operations	$ 840	$ 25	$ 1,696	$ (3,037)
(Loss) income from discontinued operations, net of taxes	(835)	2,987	(1,207)	8,715
Net income	$ 5	$ 3,012	$ 489	$ 5,678
Earnings per share
Basic: Continuing operations	$ 0.04	$ (0.00)	$ 0.07	$ (0.13)
Basic: Discontinued operations	(0.04)	0.13	(0.05)	0.37
Basic: Earnings Per Share	0.00	0.13	0.02	0.24
Diluted: Continuing operations	0.03	(0.00)	0.07	(0.13)
Diluted: Discontinued operations	(0.04)	0.12	(0.05)	0.36
Diluted: Earnings Per Share	$ (0.01)	$ 0.12	$ 0.02	$ 0.23
Weighted average number of common shares outstanding - Basic	23,553,541	23,549,644	23,553,923	23,549,644
Weighted average number of common shares outstanding - Diluted	24,070,599	24,258,035	24,130,698	24,262,250